Average Annual Total Returns - FidelityIntermediateBondFund-RetailPRO - FidelityIntermediateBondFund-RetailPRO - Fidelity Intermediate Bond Fund	Oct. 30, 2023
Fidelity Intermediate Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(8.73%)
Past 5 years	0.79%
Past 10 years	1.23%
Fidelity Intermediate Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(9.46%)
Past 5 years	(0.22%)
Past 10 years	0.22%
Fidelity Intermediate Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(5.16%)
Past 5 years	0.23%
Past 10 years	0.52%
LB007
Average Annual Return:
Past 1 year	(8.23%)
Past 5 years	0.73%
Past 10 years	1.12%